INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010
PRC	$(88,771,964)	$8,250,896	$48,017,784
Others	(1,038,340)	1,123,432	(4,680,717)
Total income before income taxes	$(89,810,304)	$9,374,328	$43,337,067

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current taxes	$503,416	$2,498,523	$7,758,819
Deferred taxes	308,838	(1,694,374)	104,618
Provision for income taxes	$812,254	$804,149	$7,863,437

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(22,452,576)	$2,343,582	$10,834,267
Tax rate differential	5,224,798	(1,544,604)	(4,685,218)
Permanent differences	6,538,685	(172,271)	660,272
Increase in valuation allowance	11,271,912	197,672	-
Non-deductible tax loss	259,585	158,541	1,249,916
Other differences	(30,150)	(178,771)	(195,800)
Income tax expenses	$812,254	$804,149	$7,863,437

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2012		December 31, 2011
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$6,100,285	$-	$1,706,184	$-
Loss carry-forwards	5,047,767	-	633,796	-
Inventory valuation	768,535	-	783,633	-
Long-term investments impairment	343,496	-	340,682	-
Fixed assets	3,469,686	(196,669)	250,127	(201,081)
Salary payable	11,934	-	43,102	-
Intangible assets	-	(973,509)	92,233	(1,164,599)
Subsidy income	-	(93,245)	15,915	-
Gross deferred tax assets and liabilities	$15,741,703	$(1,263,423)	$3,865,672	$(1,365,680)

Valuation allowance	(12,903,702)	-	(633,796)	-

Total deferred tax assets and liabilities	$2,838,001	$(1,263,423)	$3,231,876	$(1,365,680)

Schedule of Deferred Tax Assets and Liabilities, Detailed [Table Text Block]
	December 31,	December 31,
	2012	2011
Current deferred tax assets	$2,297,617	$2,548,834
Current deferred tax liabilities	-	-
Long-term deferred tax assets	540,384	683,042
Long-term deferred tax liabilities	(1,263,423)	(1,365,680)
Total net deferred tax assets	$ 1,574,578	$ 1,866,196